Neuberger Berman Emerging Markets Equity Fund
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Emerging Markets Equity Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Emerging Markets Equity Fund		Class A	Class C	Institutional Class
Management fees		1.26%	1.26%	1.15%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		1.71%	1.55%	1.41%
Total annual operating expenses		3.22%	3.81%	2.56%
Fee waiver and/or expense reimbursement		1.71%	1.55%	1.30%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.51%	2.26%	1.26%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.50%, 2.25% and 1.25% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.50%, 2.25% and 1.25% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Emerging Markets Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	720	1,025	1,710	3,531
Class C	329	706	1,543	3,722
Institutional Class	128	400	985	2,579

Expense Example, No Redemption Neuberger Berman Emerging Markets Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	720	1,025	1,710	3,531
Class C	229	706	1,543	3,722
Institutional Class	128	400	985	2,579

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries. The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index.

The Portfolio Manager uses a bottom-up, research-driven securities selection approach focusing on high return businesses while factoring economic, legislative and business developments to identify countries and sectors that he believes may be particularly attractive. The Portfolio Manager believes that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies with the following characteristics: stock prices undervalued relative to long-term cash flow growth potential; industry leadership; potential for significant improvement in the company’s business; strong financial characteristics; strong corporate governance practices; and management track record.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest a significant portion of its assets in exchange traded funds (“ETFs”). The Fund may also invest in foreign real estate companies and in structured notes.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

ETF Risk. An ETF, which is an investment company, may not fully replicate the performance of its benchmark index, if any, and may not be permitted to sell poorly performing stocks that are included in its index. An ETF may trade in the secondary market at prices below the value of its underlying portfolio and may not be liquid.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
								85.78	19.89
Best quarter: Q2 ’09, 35.52% Worst quarter: Q2 ’10, -8.74% Year-to-date performance as of 9/30/2011: -26.46%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Emerging Markets Equity Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	19.89%	38.13%	Oct. 08, 2008
Institutional Class After Taxes on Distributions	[1]	19.44%	36.14%
Institutional Class After Taxes on Distributions and Sales	[1]	13.36%	32.10%
Class A	[1]	12.73%	34.28%	Oct. 08, 2008
Class C	[1]	17.75%	36.81%	Oct. 08, 2008
MSCI Emerging Markets Index (reflects no deduction for fees or expenses)	[1]	19.20%	31.55%	Oct. 08, 2008
[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Emerging Markets Equity Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Emerging Markets Equity Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Emerging Markets Equity Fund Class R3
Management fees		1.26%
Distribution (12b-1) fees		0.50%
Other expenses		6.26%
Total annual operating expenses		8.02%
Fee waiver and/or expense reimbursement		6.10%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.92%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.91% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Class R3 will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.91% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Emerging Markets Equity Fund Class R3	195	603	2,307	6,137

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries. The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index.

The Portfolio Manager uses a bottom-up, research-driven securities selection approach focusing on high return businesses while factoring economic, legislative and business developments to identify countries and sectors that he believes may be particularly attractive. The Portfolio Manager believes that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies with the following characteristics: stock prices undervalued relative to long-term cash flow growth potential; industry leadership; potential for significant improvement in the company’s business; strong financial characteristics; strong corporate governance practices; and management track record.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest a significant portion of its assets in exchange traded funds (“ETFs”). The Fund may also invest in foreign real estate companies and in structured notes.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

ETF Risk. An ETF, which is an investment company, may not fully replicate the performance of its benchmark index, if any, and may not be permitted to sell poorly performing stocks that are included in its index. An ETF may trade in the secondary market at prices below the value of its underlying portfolio and may not be liquid.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
								85.78	19.51
Best quarter: Q2 ’09, 35.52% Worst quarter: Q2 ’10, -8.73% Year-to-date performance as of 09/30/2011: -26.81%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Emerging Markets Equity Fund		1 Year	Since Inception	Inception Date
Class R3	[1]	19.51%	37.93%	Oct. 08, 2008
Class R3 After Taxes on Distributions	[1]	19.10%	35.97%
Class R3 After Taxes on Distributions and Sales	[1]	13.10%	31.93%
Class R3 MSCI Emerging Markets Index (reflects no deduction for fees or expenses)	[1]	19.20%	31.55%	Oct. 08, 2008
[1]	The above performance is that of the Fund's Institutional Class prior to 6/21/2010. Because Institutional Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Equity Income Fund
RISK/RETURN
GOAL
The Fund seeks total return emphasizing both current income and capital appreciation.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Equity Income Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Equity Income Fund		Class A	Class C	Institutional Class
Management fees		0.77%	0.77%	0.66%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.15%	0.15%	0.15%
Total annual operating expenses		1.17%	1.92%	0.81%
[1]	The Fund has agreed that each of Class A, Class C and Institutional Class will repay Neuberger Berman Management LLC (NBM) for fees and expenses foregone or reimbursed for the class provided that repayment does not cause annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) to exceed 1.16%, 1.91% and 0.80% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense. "Other expenses" shown above include the following repayment: Class C - 0.01%; Institutional Class - 0.04%.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	687	925	1,182	1,914
Class C	295	603	1,037	2,243
Institutional Class	83	259	450	1,002

Expense Example, No Redemption Neuberger Berman Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	687	925	1,182	1,914
Class C	195	603	1,037	2,243
Institutional Class	83	259	450	1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in income-oriented equity securities that pay dividends, which may include real estate investment trusts (“REITs”), convertible securities (including convertible preferred stock, which receives preference in the payment of dividends) and common stocks. The Fund seeks to generate a current yield that is greater than the average current yield for stocks in the Standard & Poor’s 500 Composite Stock Index. By selecting these types of equity securities, the Fund seeks to dampen the market volatility associated with investing in equity securities.

The Fund typically employs a “value” approach in selecting investments. The Portfolio Managers use a bottom-up, research-driven approach to identify companies that they believe have the ability to sustain and potentially to grow their free cash flow and are trading at a discount to their net present values. The approach involves examining companies for the presence of potential catalysts that will lead to the creation of value, such as regulatory changes, competitive shifts, reaccelerating earnings, and corporate/management restructuring. The Portfolio Managers also utilize quantitative measures of value, including price-to-earnings ratios, price-to-book ratios and discounted free cash flows, among others.

The Fund may emphasize the real estate and utilities sectors of the market at any given time and may invest up to 40% of its total assets in each of these sectors.

The Fund may also use options, including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on individual stocks, to attempt to enhance income.

The Fund may invest in companies of any market capitalization. Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, when other opportunities appear more attractive or when the stock grows too large relative to the rest of the portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of certain investments, including dividend-paying common stocks such as REIT common shares, can decline when interest rates rise.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

If the Fund emphasizes the real estate sector, the utilities sector, or both sectors, your investment in the Fund will be linked to the performance of one or both sectors and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

Convertible Securities. The value of a convertible security increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks (and its price may be as volatile as that of the underlying stock) when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities (and is particularly sensitive to changes in interest rates) when the underlying stock’s price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in these companies.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks.

Utility Companies Risk. Utility companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost and delay of technological developments. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the Fund’s Portfolio Managers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. Government legislation or regulation could affect the use of derivatives and could limit a fund’s ability to pursue its investment strategies.

Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
						5.83	-22.24	28.42	19.12
Best quarter: Q2 ’09, 13.43% Worst quarter: Q4 ’08, -19.57% Year-to-date performance as of 9/30/2011: -2.65%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Equity Income Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	19.12%	6.53%	Nov. 02, 2006
Institutional Class After Taxes on Distributions	[1]	17.73%	5.47%
Institutional Class After Taxes on Distributions and Sales	[1]	12.83%	5.12%
Class A	[1]	11.79%	4.76%	Nov. 02, 2006
Class C	[1]	16.79%	5.81%	Nov. 02, 2006
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	0.16%	Nov. 02, 2006
[1]	For each class, the performance prior to 6/9/2008 is that of the Fund's Trust Class. On 6/9/2008, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Equity Income Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks total return emphasizing both current income and capital appreciation.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Equity Income Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Equity Income Fund Class R3
Management fees		0.77%
Distribution (12b-1) fees		0.50%
Other expenses		3.06%
Total annual operating expenses		4.33%
Fee waiver and/or expense reimbursement		2.91%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.42%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.41% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Class R3 will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.41% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Equity Income Fund Class R3	145	449	1,418	3,898

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in income-oriented equity securities that pay dividends, which may include real estate investment trusts (“REITs”), convertible securities (including convertible preferred stock, which receives preference in the payment of dividends) and common stocks. The Fund seeks to generate a current yield that is greater than the average current yield for stocks in the Standard & Poor’s 500 Composite Stock Index. By selecting these types of equity securities, the Fund seeks to dampen the market volatility associated with investing in equity securities.

The Fund typically employs a “value” approach in selecting investments. The Portfolio Managers use a bottom-up, research-driven approach to identify companies that they believe have the ability to sustain and potentially to grow their free cash flow and are trading at a discount to their net present values. The approach involves examining companies for the presence of potential catalysts that will lead to the creation of value, such as regulatory changes, competitive shifts, reaccelerating earnings, and corporate/management restructuring. The Portfolio Managers also utilize quantitative measures of value, including price-to-earnings ratios, price-to-book ratios and discounted free cash flows, among others.

The Fund may emphasize the real estate and utilities sectors of the market at any given time and may invest up to 40% of its total assets in each of these sectors.

The Fund may also use options, including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on individual stocks, to attempt to enhance income.

The Fund may invest in companies of any market capitalization. Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, when other opportunities appear more attractive or when the stock grows too large relative to the rest of the portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of certain investments, including dividend-paying common stocks such as REIT common shares, can decline when interest rates rise.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

If the Fund emphasizes the real estate sector, the utilities sector, or both sectors, your investment in the Fund will be linked to the performance of one or both sectors and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

Convertible Securities. The value of a convertible security increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks (and its price may be as volatile as that of the underlying stock) when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities (and is particularly sensitive to changes in interest rates) when the underlying stock’s price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in these companies.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks.

Utility Companies Risk. Utility companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost and delay of technological developments. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the Fund’s Portfolio Managers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. Government legislation or regulation could affect the use of derivatives and could limit a fund’s ability to pursue its investment strategies.

Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
						5.83	-22.24	28.42	18.60
Best quarter: Q2 ’09, 13.43% Worst quarter: Q4 ’08, -19.57% Year-to-date performance as of 09/30/2011: -3.09%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Equity Income Fund		1 Year	Since Inception	Inception Date
Class R3	[1]	18.60%	6.42%	Nov. 02, 2006
Class R3 After Taxes on Distributions	[1]	17.35%	5.39%
Class R3 After Taxes on Distributions and Sales	[1]	12.46%	5.04%
Class R3 S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	0.16%	Nov. 02, 2006
[1]	The above performance is that of the Fund's Trust Class prior to 6/9/2008 and that of the Fund's Institutional Class from 6/9/2008 to 6/21/2010. On 6/9/2008, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class and Institutional Class have lower expenses than Class R3, the performance of Trust Class and Institutional Class typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Focus Fund
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Focus Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Focus Fund		Class A	Class C	Institutional Class
Management fees		0.79%	0.79%	0.68%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		1.16%	1.14%	0.17%
Total annual operating expenses		2.20%	2.93%	0.85%
Fee waiver and/or expense reimbursement		1.09%	1.07%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.11%	1.86%	0.75%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Focus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,386	2,703
Class C	289	585	1,241	3,005
Institutional Class	77	240	440	1,020

Expense Example, No Redemption Neuberger Berman Focus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,386	2,703
Class C	189	585	1,241	3,005
Institutional Class	77	240	440	1,020

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Managers, with the assistance of Neuberger Berman research analysts, look for what they believe to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Because the Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-6.69	-36.41	64.89	5.00	0.00	12.41	6.54	-40.68	29.27	12.24
Best quarter: Q2 ’03, 34.06% Worst quarter: Q3 ’02, -31.87% Year-to-date performance as of 9/30/2011: -13.29%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Focus Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	12.24%	0.61%	0.57%
Institutional Class After Taxes on Distributions	[1]	12.14%	(0.88%)	(0.53%)
Institutional Class After Taxes on Distributions and Sales	[1]	8.08%	0.47%	0.42%
Class A	[1]	5.57%	(0.62%)	(0.14%)
Class C	[1]	10.53%	0.48%	0.51%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	For each class, the performance prior to 6/21/2010 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Focus Fund | Advisor Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Focus Fund Advisor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Focus Fund Advisor Class
Management fees	0.93%
Distribution (12b-1) fees	0.25%
Other expenses	0.14%
Total annual operating expenses	1.32%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Focus Fund Advisor Class	134	418	723	1,590

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Managers, with the assistance of Neuberger Berman research analysts, look for what they believe to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-7.18	-36.67	64.23	4.62	-0.39	11.96	6.08	-40.95	28.56	11.64
Best quarter: Q2 ’03, 33.98% Worst quarter: Q3 ’02, -31.95% Year-to-date performance as of 9/30/2011: -13.62%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Focus Fund		1 Year	5 Years	10 Years
Advisor Class	[1]	11.64%	0.13%	0.13%
Advisor Class After Taxes on Distributions	[1]	11.54%	(1.35%)	(0.95%)
Advisor Class After Taxes on Distributions and Sales	[1]	7.71%	0.09%	0.05%
Advisor Class S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	Returns would have been lower/higher if Neuberger Berman Management LLC had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Focus Fund | Investor Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Focus Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Focus Fund Investor Class
Management fees	0.79%
Distribution (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.97%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Focus Fund Investor Class	99	309	536	1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Managers, with the assistance of Neuberger Berman research analysts, look for what they believe to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-6.69	-36.41	64.89	5.00	0.00	12.41	6.54	-40.68	29.27	12.07
Best quarter: Q2 ’03, 34.06% Worst quarter: Q3 ’02, -31.87% Year-to-date performance as of 9/30/2011: -13.40%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Focus Fund		1 Year	5 Years	10 Years
Investor Class	[1]	12.07%	0.58%	0.56%
Investor Class After Taxes on Distributions	[1]	11.98%	(0.91%)	(0.54%)
Investor Class After Taxes on Distributions and Sales	[1]	7.97%	0.45%	0.40%
Investor Class S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Focus Fund | Trust Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Focus Fund Trust Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Focus Fund Trust Class
Management fees	0.93%
Distribution (12b-1) fees	0.10%
Other expenses	0.13%
Total annual operating expenses	1.16%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Focus Fund Trust Class	118	368	638	1,409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Managers, with the assistance of Neuberger Berman research analysts, look for what they believe to be undervalued companies. Factors in identifying these firms may include depressed valuations, above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with investing in a smaller number of stocks.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing 90% of its assets in no more than six economic sectors prior to December 17, 2007, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-6.92	-36.48	64.58	4.82	-0.20	12.19	6.35	-40.80	28.84	11.84
Best quarter: Q2 ’03, 33.98% Worst quarter: Q3 ’02, -31.93% Year-to-date performance as of 9/30/2011: -13.49%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Focus Fund		1 Year	5 Years	10 Years
Trust Class	[1]	11.84%	0.36%	0.35%
Trust Class After Taxes on Distributions	[1]	11.76%	(1.12%)	(0.73%)
Trust Class After Taxes on Distributions and Sales	[1]	7.81%	0.27%	0.24%
Trust Class S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Global Equity Fund
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Global Equity Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Global Equity Fund		Class A	Class C	Institutional Class
Management fees		1.01%	1.01%	0.90%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.51%	0.51%	0.51%
Total annual operating expenses		1.77%	2.52%	1.41%
Fee waiver and/or expense reimbursement		0.26%	0.26%	0.26%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	1.51%	2.26%	1.15%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.51%, 2.26% and 1.15% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.51%, 2.26% and 1.15% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Global Equity Fund (USD $)	1 Year	3 Years
Class A	720	1,025
Class C	329	706
Institutional Class	117	365

Expense Example, No Redemption Neuberger Berman Global Equity Fund (USD $)	1 Year	3 Years
Class A	720	1,025
Class C	229	706
Institutional Class	117	365

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. For the period from June 30, 2011 (beginning of operations) to August 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in large-capitalization companies located anywhere in the world, including companies in both developed and emerging markets. Under normal market circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as valuations that are reasonable in light of projected returns. The Portfolio Managers also consider the outlook for various countries and sectors around the world, examining economic, market, social and political conditions.

Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may also invest in exchange traded funds (“ETFs”) and structured notes.

Under normal market conditions, the Fund will invest at least 40% of its total assets (unless market conditions are not deemed favorable by the Portfolio Managers, in which case the Fund would invest at least 30% of its total assets) in securities (i) of foreign government or quasi-governmental issuers or (ii) of non-governmental issuers (a) organized or located outside the U.S., (b) that trade primarily in a market located outside the U.S., or (c) that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. For temporary defensive purposes, the Fund may deviate substantially from the allocation described above.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in global stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

ETF Risk. An ETF, which is an investment company, may not fully replicate the performance of its benchmark index, if any, and may not be permitted to sell poorly performing stocks that are included in its index. An ETF may trade in the secondary market at prices below the value of its underlying portfolio and may not be liquid.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

PERFORMANCE
Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Neuberger Berman Global Thematic Opportunities Fund
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees ( fees paid directly from your investment)
Shareholder Fees Neuberger Berman Global Thematic Opportunities Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Global Thematic Opportunities Fund		Class A	Class C	Institutional Class
Management fees		1.11%	1.11%	1.00%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.56%	0.56%	0.56%
Total annual operating expenses		1.92%	2.67%	1.56%
Fee waiver and/or expense reimbursement		0.31%	0.31%	0.31%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	1.61%	2.36%	1.25%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.61%, 2.36% and 1.25% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.61%, 2.36% and 1.25% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Global Thematic Opportunities Fund (USD $)	1 Year	3 Years
Class A	729	1,054
Class C	339	736
Institutional Class	127	397

Expense Example, No Redemption Neuberger Berman Global Thematic Opportunities Fund (USD $)	1 Year	3 Years
Class A	729	1,054
Class C	239	736
Institutional Class	127	397

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. For the period from June 30, 2011 (beginning of operations) to August 31, 2011, the Fund’s portfolio turnover rate was 11% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests primarily in equity securities of companies located around the world, including companies in both developed and emerging markets.

The Portfolio Managers use a two-step process to identify what they believe to be attractively-priced companies that are likely to benefit from significant and under-appreciated global trends.

First, the Portfolio Managers seek to identify and analyze, on a worldwide basis, broad changes that they believe will fundamentally alter the structure of economies and industries. Once the Portfolio Managers identify and analyze these changes, they develop investment themes that they believe summarize the new environments emerging from these changes. The Portfolio Managers develop investment themes through their proprietary research, which includes extensive travel around the world and is designed to identify these changes and analyze how they impact economies and industries. Based on their research, the Portfolio Managers believe that the demographic, economic, and supply and demand factors supporting the themes are persistent and sustainable and, therefore, that the themes are likely to continue for the foreseeable future.

Second, the Portfolio Managers identify companies that they believe are likely to benefit from these changes. Once the Portfolio Managers identify potential companies, they model the future free cash flows of those companies to determine whether they believe that the companies’ stocks are attractively priced relative to current and estimated future cash flows. The Portfolio Managers believe this approach helps them choose companies whose stocks are trading at a discount to the Portfolio Managers’ estimates of the companies’ intrinsic values and that present attractive investment opportunities over the long-term. This estimate of intrinsic value represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability normalizes to its long-term average level, if its valuation moves in line with publicly traded peers’ valuations, or if other investors recognize its potential for earnings growth.

Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may also invest in structured notes.

Under normal market conditions, the Fund will invest at least 40% of its total assets (unless market conditions are not deemed favorable by the Portfolio Managers, in which case the Fund would invest at least 30% of its total assets) in securities (i) of foreign government or quasi-governmental issuers or (ii) of non-governmental issuers (a) organized or located outside the U.S., (b) that trade primarily in a market located outside the U.S., or (c) that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. For temporary defensive purposes, the Fund may deviate substantially from the allocation described above.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in global stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Identification of Themes. Because the Fund’s investment program depends on the development of significant long-term themes, the Fund’s performance may suffer if the Portfolio Managers do not correctly develop such themes. Failure to correctly develop themes, or the failure of a theme to unfold in the way the Portfolio Managers anticipate, may result from many causes, including the following: governments or others may decide to oppose or delay certain economic, social or political themes; demographic or economic data necessary to understand correctly the way in which certain themes may unfold in some countries may be incorrect or incomplete; development of themes and their longevity may require attention to subtle cultural factors not always apparent to outside observers; or social and political changes or natural disasters in some parts of the world may alter the underlying conditions or affect the availability of natural resources necessary to an emerging theme.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

PERFORMANCE
Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Neuberger Berman Guardian Fund
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital;
current income is a secondary goal.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Guardian Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Guardian Fund		Class A	Class C	Institutional Class
Management fees		0.77%	0.77%	0.66%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.13%	0.13%	0.09%
Total annual operating expenses		1.15%	1.90%	0.75%
Fee waiver and/or expense reimbursement		0.04%	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	1.11%	1.86%	0.75%
[1]	"Other expenses" shown above include the following repayment: Institutional Class - 0.01%.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Guardian Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,160	1,882
Class C	289	585	1,015	2,212
Institutional Class	77	240	417	930

Expense Example, No Redemption Neuberger Berman Guardian Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,160	1,882
Class C	189	585	1,015	2,212
Institutional Class	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-1.84	-25.75	35.14	16.06	8.44	13.48	7.61	-38.21	30.38	19.79
Best quarter: Q2 ’03, 18.36% Worst quarter: Q4 ’08, -26.36% Year-to-date performance as of 930/2011: - 11.45%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Guardian Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	19.79%	3.34%	3.86%
Institutional Class After Taxes on Distributions	[1]	19.70%	2.31%	3.25%
Institutional Class After Taxes on Distributions and Sales	[1]	12.98%	2.72%	3.23%
Class A	[1]	12.52%	2.00%	3.19%
Class C	[1]	17.53%	2.98%	3.68%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	For each class, the performance prior to 5/27/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Guardian Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital;
current income is a secondary goal.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Guardian Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Guardian Fund Class R3
Management fees		0.77%
Distribution (12b-1) fees		0.50%
Other expenses		0.17%
Total annual operating expenses		1.44%
Fee waiver and/or expense reimbursement		0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.36%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.36% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Class R3 will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.36% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Guardian Fund Class R3	138	431	763	1,702

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-1.84	-25.75	35.14	16.06	8.44	13.48	7.61	-38.21	29.88	19.06
Best quarter: Q2 ’03, 18.36% Worst quarter: Q4 ’08, -26.36% Year-to-date performance as of 9/30/2011: -11.79%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Guardian Fund		1 Year	5 Years	10 Years
Class R3	[1]	19.06%	3.13%	3.76%
Class R3 After Taxes on Distributions	[1]	19.00%	2.12%	3.16%
Class R3 After Taxes on Distributions and Sales	[1]	12.48%	2.55%	3.14%
Class R3 S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Guardian Fund | Advisor Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital;
current income is a secondary goal.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Guardian Fund Advisor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Guardian Fund Advisor Class
Management fees		0.90%
Distribution (12b-1) fees		0.25%
Other expenses	[1]	0.35%
Total annual operating expenses		1.50%
[1]	The Fund has agreed that Advisor Class will repay Neuberger Berman Management LLC (NBM) for fees and expenses foregone or reimbursed for that class provided that repayment does not cause annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense. "Other expenses" shown above include the following repayment: Advisor Class - 0.15%.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Guardian Fund Advisor Class	153	474	818	1,791

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-2.24	-26.06	34.67	15.46	7.75	12.75	6.93	-38.61	29.53	18.93
Best quarter: Q2 ’03, 18.13% Worst quarter: Q4 ’08, -26.52% Year-to-date performance as of 9/30/2011: -11.96%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Guardian Fund		1 Year	5 Years	10 Years
Advisor Class	[1]	18.93%	2.66%	3.28%
Advisor Class After Taxes on Distributions	[1]	18.93%	1.73%	2.76%
Advisor Class After Taxes on Distributions and Sales	[1]	12.31%	2.16%	2.75%
Advisor Class S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Guardian Fund | Investor Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital;
current income is a secondary goal.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Guardian Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Guardian Fund Investor Class
Management fees	0.76%
Distribution (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.92%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Guardian Fund Investor Class	94	293	509	1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-1.84	-25.75	35.14	16.06	8.44	13.48	7.61	-38.21	30.21	19.51
Best quarter: Q2 ’03, 18.36% Worst quarter: Q4 ’08, -26.36% Year-to-date performance as of 9/30/2011: -11.53%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Guardian Fund		1 Year	5 Years	10 Years
Investor Class	[1]	19.51%	3.26%	3.82%
Investor Class After Taxes on Distributions	[1]	19.45%	2.25%	3.22%
Investor Class After Taxes on Distributions and Sales	[1]	12.76%	2.66%	3.20%
Investor Class S&P 500 Index (reflects no deduction for fees, expenses and taxes)	[1]	15.06%	2.29%	1.41%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Guardian Fund | Trust Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital;
current income is a secondary goal.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Guardian Fund Trust Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Guardian Fund Trust Class
Management fees	0.90%
Distribution (12b-1) fees	0.10%
Other expenses	0.10%
Total annual operating expenses	1.10%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Guardian Fund Trust Class	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goals, the Fund invests primarily in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-1.93	-25.91	35.01	15.93	8.26	13.32	7.38	-38.27	29.81	19.37
Best quarter: Q2 ’03, 18.18% Worst quarter: Q4 ’08, -26.38% Year-to-date performance as of 9/30/2011: -11.64%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Guardian Fund		1 Year	5 Years	10 Years
Trust Class	[1]	19.37%	3.08%	3.66%
Trust Class After Taxes on Distributions	[1]	19.31%	2.07%	3.08%
Trust Class After Taxes on Distributions and Sales	[1]	12.67%	2.51%	3.06%
Trust Class S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman International Large Cap Fund
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman International Large Cap Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman International Large Cap Fund		Class A	Class C	Institutional Class
Management fees		0.81%	0.81%	0.70%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		0.33%	0.34%	0.32%
Total annual operating expenses		1.39%	2.15%	1.02%
Fee waiver and/or expense reimbursement		0.09%	0.14%	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.30%	2.01%	0.91%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.30%, 2.00% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.30%, 2.00% and 0.90% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman International Large Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	963	1,266	2,124
Class C	304	630	1,114	2,448
Institutional Class	93	290	529	1,216

Expense Example, No Redemption Neuberger Berman International Large Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	963	1,266	2,124
Class C	204	630	1,114	2,448
Institutional Class	93	290	529	1,216

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging markets. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in large-capitalization companies. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion at the time of purchase. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
						8.52	-43.05	34.13	15.14
Best quarter: Q2 ’09, 22.51% Worst quarter: Q3 ’08, -22.17% Year-to-date performance as of 9/30/2011: -15.24%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman International Large Cap Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	15.14%	2.11%	Aug. 01, 2006
Institutional Class After Taxes on Distributions	[1]	14.95%	1.54%
Institutional Class After Taxes on Distributions and Sales	[1]	9.96%	1.61%
Class A	[1]	8.26%	0.42%	Aug. 01, 2006
Class C	[1]	12.99%	1.26%	Aug. 01, 2006
MSCI EAFE Index (reflects no deduction for fees or expenses)	[1]	8.21%	0.79%	Aug. 01, 2006
[1]	For Institutional Class, the performance prior to 10/6/2006 is that of the Fund's Trust Class. For Class A and Class C, the performance prior to 12/20/2007 is that of the Fund's Trust Class. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman International Large Cap Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman International Large Cap Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman International Large Cap Fund Class R3
Management fees		0.81%
Distribution (12b-1) fees		0.50%
Other expenses		0.57%
Total annual operating expenses		1.88%
Fee waiver and/or expense reimbursement		0.36%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.52%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.51% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Class R3 will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.51% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman International Large Cap Fund Class R3	155	480	910	2,107

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging markets. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in large-capitalization companies. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion at the time of purchase. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
						8.24	-43.23	33.18	14.54
Best quarter: Q2 ’09, 22.30% Worst quarter: Q3 ’08, -22.23% Year-to-date performance as of 9/30/2011: -15.63%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman International Large Cap Fund		1 Year	Since Inception	Inception Date
Class R3	[1]	14.54%	1.66%	Aug. 01, 2006
Class R3 After Taxes on Distributions	[1]	14.44%	1.18%
Class R3 After Taxes on Distributions and Sales	[1]	9.52%	1.26%
Class R3 MSCI EAFE Index (reflects no deduction for fees or expenses)	[1]	8.21%	0.79%	Aug. 01, 2006
[1]	The above performance is that of the Fund's Trust Class prior to 5/27/2009. Because Trust Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman International Large Cap Fund | Trust Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman International Large Cap Fund Trust Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman International Large Cap Fund Trust Class
Management fees		0.95%
Distribution (12b-1) fees		0.10%
Other expenses		0.35%
Total annual operating expenses		1.40%
Fee waiver and/or expense reimbursement		0.15%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.25%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Trust Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.25% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Trust Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman International Large Cap Fund Trust Class	127	397	721	1,638

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging markets. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in large-capitalization companies. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion at the time of purchase. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions.  The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
						8.24	-43.23	33.51	14.80
Best quarter: Q2 ’09, 22.47% Worst quarter: Q3 ’08, -22.23% Year-to-date performance as of 9/30/2011: -15.43%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman International Large Cap Fund		1 Year	Since Inception	Inception Date
Trust Class	[1]	14.80%	1.77%	Aug. 01, 2006
Trust Class After Taxes on Distributions	[1]	14.67%	1.28%
Trust Class After Taxes on Distributions and Sales	[1]	9.69%	1.35%
Trust Class MSCI EAFE Index (reflects no deduction for fees or expenses)	[1]	8.21%	0.79%	Aug. 01, 2006
[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Intrinsic Value Fund
RISK/RETURN
GOAL
The Fund seeks long term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Intrinsic Value Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Intrinsic Value Fund		Class A	Class C	Institutional Class
Management fees		1.11%	1.11%	1.00%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		0.29%	0.24%	0.27%
Total annual operating expenses		1.65%	2.35%	1.27%
Fee waiver and/or expense reimbursement		0.29%	0.24%	0.26%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.36%	2.11%	1.01%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.36%, 2.11% and 1.00% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.36%, 2.11% and 1.00% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Intrinsic Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	981	1,339	2,344
Class C	314	661	1,186	2,627
Institutional Class	103	322	618	1,461

Expense Example, No Redemption Neuberger Berman Intrinsic Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	981	1,339	2,344
Class C	214	661	1,186	2,627
Institutional Class	103	322	618	1,461

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of small- and mid-capitalization companies, which it defines as those companies with a total market value between $50 million and $10 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has increased above or decreased below this range.

The Fund’s strategy consists of using a bottom-up, research driven approach to identify stocks of companies that are available at market prices below the Portfolio Managers’ estimate of their intrinsic value and that the Portfolio Managers believe have the potential for appreciation in value over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic value, which may be currently distorted by market inefficiencies. This estimate of intrinsic value represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability normalizes to its long-term average level, or if its valuation moves in line with publicly traded peers’ valuations.

The Portfolio Managers believe that while markets are often efficient, certain investment opportunities tend to be mispriced due to market inefficiencies. For example, market inefficiencies may exist at times in the small capitalization segment of the market due to a lack of widely available research on these companies. The Portfolio Managers attempt to exploit these market inefficiencies and look for opportunities to invest in companies they believe to be undervalued, such as companies with the following characteristics:

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.

■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.

■
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify these types of companies, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that the Portfolio Managers believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company’s stock on the basis of the company’s discount to the Portfolio Managers’ estimate of intrinsic value and the Portfolio Managers’ belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst, such as a merger, liquidation, spin off, or management change. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and any other factors that have the potential to increase the value of the company’s stock.

The Portfolio Managers establish an intrinsic value for each security when it is purchased. Intrinsic values are updated quarterly or when the Portfolio Managers believe that market or company-specific events prompt a reassessment. A position in a particular security will be reduced or eliminated when the gap between its price and the Portfolio Managers’ estimate of its intrinsic value has narrowed or been eliminated or when other opportunities appear more attractive. Changes in management or corporate strategy may also result in the reduction or elimination of a position.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses. Certain catalysts, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s predecessors. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

As of May 7, 2010, the Fund is the successor to DJG Small Cap Value Fund L.P., an unregistered limited partnership (“DJG Fund”); DJG Fund was the successor to The DJG Small Cap Value Fund, an unregistered commingled investment account (“DJG Account”). The performance after September 12, 2008 is that of DJG Fund and the performance from July 8, 1997 (the Fund’s commencement of operations) to September 11, 2008 is that of DJG Account. On May 7, 2010, the DJG Fund transferred its assets to the Fund in exchange for the Fund’s Institutional Class shares. The investment policies, objectives, guidelines and restrictions of the Fund are in all material respects equivalent to those of DJG Fund and DJG Account (the “Predecessors”). As a mutual fund registered under the Investment Company Act of 1940, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which the Predecessors were not subject. Had the Predecessors been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, their investment performance may have been adversely affected. The performance information reflects the actual expenses of the Predecessors.

The Predecessors did not have distribution policies. The Predecessors were an unregistered limited partnership and an unregistered commingled investment account, did not qualify as regulated investment companies for federal income tax purposes and did not pay dividends or distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Fund.

Past performance is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
7.43	-23.60	61.97	19.47	2.54	22.01	6.09	-41.04	60.80	24.86
Best quarter: Q2 ’09, 30.56% Worst quarter: Q4 ’08, -30.60% Year-to-date performance as of 9/30/2011: -21.11%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Intrinsic Value Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	[1]	24.86%	8.91%	9.58%	12.04%	Jul. 08, 1997
Institutional Class After Taxes on Distributions	[1]
Institutional Class After Taxes on Distributions and Sales	[1]
Class A	[1]	17.35%	7.57%	8.90%	11.53%	Jul. 08, 1997
Class C	[1]	22.99%	8.76%	9.50%	11.98%	Jul. 08, 1997
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	24.50%	3.52%	8.42%	8.23%	Jul. 08, 1997
Russell 2000 Index (reflects no deduction for fees, expenses and taxes)	[1]	26.85%	4.47%	6.33%	6.55%	Jul. 08, 1997
[1]	For each class, the performance prior to 5/7/2010 is that of the Fund's Predecessors. Returns would have been lower if the investment adviser to the Predecessors and/or NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Neuberger Berman Large Cap Disciplined Growth Fund
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Large Cap Disciplined Growth Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Large Cap Disciplined Growth Fund		Class A	Class C	Institutional Class
Management fees		0.79%	0.79%	0.68%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		0.16%	0.13%	0.12%
Total annual operating expenses		1.20%	1.92%	0.80%
Fee waiver and/or expense reimbursement		0.09%	0.06%	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.11%	1.86%	0.75%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Large Cap Disciplined Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,171	1,922
Class C	289	585	1,019	2,228
Institutional Class	77	240	429	975

Expense Example, No Redemption Neuberger Berman Large Cap Disciplined Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,171	1,922
Class C	189	585	1,019	2,228
Institutional Class	77	240	429	975

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Growth Index.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, the Portfolio Managers seek to purchase what they believe to be high-quality, dynamic companies that exhibit acceleration in key growth metrics, such as earnings per share, driven by an identifiable catalyst and that are selling at valuations that the Portfolio Managers believe offer the potential for protection from a drop in price.

The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include: new product development; management changes; demographic shifts; regulatory changes; and mergers, acquisitions and corporate reorganizations. The Portfolio Managers then look to analyze the significance of the catalyst to determine whether the company demonstrates the necessary qualities for inclusion in the Fund’s portfolio.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when an expected catalyst does not materialize, when a catalyst’s impact is below expectations, when the fundamental picture for the company or industry deteriorates, when more attractive alternatives are available at better valuation levels, when they believe the stock has become fully valued, or when the stock grows too large relative to the rest of the portfolio. As part of the Portfolio Managers’ sell discipline, they identify stocks that are down from cost or down from a 52-week high and re-evaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund’s portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in stocks of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-29.01	-32.03	25.80	1.53	6.95	8.91	17.07	-34.93	27.47	12.85
Best quarter: Q4 ’01, 20.00% Worst quarter: Q1 ’01, -28.50% Year-to-date performance as of 9/30/2011: -10.39%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Large Cap Disciplined Growth Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	12.85%	3.60%	(2.37%)
Institutional Class After Taxes on Distributions	[1]	12.81%	3.59%	(2.38%)
Institutional Class After Taxes on Distributions and Sales	[1]	8.40%	3.09%	(1.98%)
Class A	[1]	5.91%	2.23%	(3.02%)
Class C	[1]	10.61%	3.22%	(2.55%)
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	16.71%	3.75%	0.02%
[1]	For each class, the performance prior to 4/6/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Large Cap Disciplined Growth Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Large Cap Disciplined Growth Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Large Cap Disciplined Growth Fund Class R3
Management fees		0.79%
Distribution (12b-1) fees		0.50%
Other expenses		0.20%
Total annual operating expenses		1.49%
Fee waiver and/or expense reimbursement		0.12%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.37%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.36% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Class R3 will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.36% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Large Cap Disciplined Growth Fund Class R3	139	434	777	1,747

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Growth Index.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, the Portfolio Managers seek to purchase what they believe to be high-quality, dynamic companies that exhibit acceleration in key growth metrics, such as earnings per share, driven by an identifiable catalyst and that are selling at valuations that the Portfolio Managers believe offer the potential for protection from a drop in price.

The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include: new product development; management changes; demographic shifts; regulatory changes; and mergers, acquisitions and corporate reorganizations. The Portfolio Managers then look to analyze the significance of the catalyst to determine whether the company demonstrates the necessary qualities for inclusion in the Fund’s portfolio.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when an expected catalyst does not materialize, when a catalyst’s impact is below expectations, when the fundamental picture for the company or industry deteriorates, when more attractive alternatives are available at better valuation levels, when they believe the stock has become fully valued, or when the stock grows too large relative to the rest of the portfolio. As part of the Portfolio Managers’ sell discipline, they identify stocks that are down from cost or down from a 52-week high and re-evaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund’s portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in stocks of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-29.01	-32.03	25.80	1.53	6.95	8.91	17.07	-34.93	27.16	12.17
Best quarter: Q4 ’01, 20.00% Worst quarter: Q1 ’01, -28.50% Year-to-date performance as of 9/30/2011: -10.85%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Large Cap Disciplined Growth Fund		1 Year	5 Years	10 Years
Class R3	[1]	12.17%	3.43%	(2.45%)
Class R3 After Taxes on Distributions	[1]	12.17%	3.43%	(2.46%)
Class R3 After Taxes on Distributions and Sales	[1]	7.91%	2.94%	(2.05%)
Class R3 Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	16.71%	3.75%	0.02%
[1]	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Large Cap Disciplined Growth Fund | Investor Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Large Cap Disciplined Growth Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Large Cap Disciplined Growth Fund Investor Class
Management fees		0.79%
Distribution (12b-1) fees		none
Other expenses	[1]	0.32%
Total annual operating expenses		1.11%
[1]	The Fund has agreed that Investor Class will repay Neuberger Berman Management LLC (NBM) for fees and expenses foregone or reimbursed for that class provided that repayment does not cause annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) to exceed 1.11% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense. "Other expenses" shown above include the following repayment: Investor Class - 0.03%.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Large Cap Disciplined Growth Fund Investor Class	113	353	612	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Growth Index.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, the Portfolio Managers seek to purchase what they believe to be high-quality, dynamic companies that exhibit acceleration in key growth metrics, such as earnings per share, driven by an identifiable catalyst and that are selling at valuations that the Portfolio Managers believe offer the potential for protection from a drop in price.

The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include: new product development; management changes; demographic shifts; regulatory changes; and mergers, acquisitions and corporate reorganizations. The Portfolio Managers then look to analyze the significance of the catalyst to determine whether the company demonstrates the necessary qualities for inclusion in the Fund’s portfolio.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when an expected catalyst does not materialize, when a catalyst’s impact is below expectations, when the fundamental picture for the company or industry deteriorates, when more attractive alternatives are available at better valuation levels, when they believe the stock has become fully valued, or when the stock grows too large relative to the rest of the portfolio. As part of the Portfolio Managers’ sell discipline, they identify stocks that are down from cost or down from a 52-week high and re-evaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund’s portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in stocks of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-29.01	-32.03	25.80	1.53	6.95	8.91	17.07	-34.93	27.19	12.47
Best quarter: Q4 ’01, 20.00% Worst quarter: Q1 ’01, -28.50% Year-to-date performance as of 9/30/2011: -10.67%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Large Cap Disciplined Growth Fund		1 Year	5 Years	10 Years
Investor Class	[1]	12.47%	3.48%	(2.43%)
Investor Class After Taxes on Distributions	[1]	12.46%	3.48%	(2.43%)
Investor Class After Taxes on Distributions and Sales	[1]	8.11%	2.99%	(2.03%)
Investor Class Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	16.71%	3.75%	0.02%
[1]	Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Large Cap Value Fund
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Large Cap Value Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Large Cap Value Fund		Class A	Class C	Institutional Class
Management fees		0.81%	0.81%	0.70%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		16.02%	24.50%	17.65%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual operating expenses		17.09%	26.32%	18.36%
Fee waiver and/or expense reimbursement		15.96%	24.44%	17.59%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.13%	1.88%	0.77%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	684	913	4,100	9,249
Class C	291	591	5,198	10,427
Institutional Class	79	246	3,867	9,446

Expense Example, No Redemption Neuberger Berman Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	684	913	4,100	9,249
Class C	191	591	5,198	10,427
Institutional Class	79	246	3,867	9,446

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 191% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000 Value Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager utilizes fundamental research to identify companies whose stock prices he believes are undervalued. Factors in identifying these companies may include: low price/earnings, price/cash flow, price/book value, or price/sales ratios relative to competitors or to the company’s own historical norms; and returns relative to competitors. The Portfolio Manager builds the portfolio using a disciplined bottom up approach and weights the stocks in the portfolio in an attempt to balance risk and reward appropriately.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in common stocks of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Because the Fund had a lower management fee and a different goal and strategy, which included investing in stocks of any market capitalization with higher than average dividend yields, prior to June 12, 2009, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
						10.24	-28.78	20.67	10.91
Best quarter: Q3 ’09, 15.18% Worst quarter: Q4 ’08, -16.34% Year-to-date performance as of 9/30/2011: -5.82%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Large Cap Value Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	10.91%	2.24%	Nov. 02, 2006
Institutional Class After Taxes on Distributions	[1]	10.77%	1.80%
Institutional Class After Taxes on Distributions and Sales	[1]	7.27%	1.87%
Class A	[1]	4.53%	0.80%	Nov. 02, 2006
Class C	[1]	9.91%	2.24%	Nov. 02, 2006
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	15.51%	(2.06%)	Nov. 02, 2006
[1]	For each class, the performance prior to 4/19/2010 is that of the Fund's Trust Class and, for Class A and Class C, the performance since 4/19/2010 is that of the Fund's Institutional Class. On 4/19/2010, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class had higher expenses than Institutional Class, its performance typically would have been slightly lower than that of Institutional Class. Because Trust Class and Institutional Class have lower expenses than Class A and Class C, the performance of Trust Class and Institutional Class typically would have been better than that of Class A and Class C. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Mid Cap Growth Fund
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Mid Cap Growth Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Mid Cap Growth Fund		Class A	Class C	Institutional Class
Management fees		0.79%	0.79%	0.68%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		0.15%	0.25%	0.13%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual operating expenses		1.20%	2.05%	0.82%
Fee waiver and/or expense reimbursement		0.08%	0.18%	0.06%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.12%	1.87%	0.76%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	911	1,174	1,925
Class C	290	588	1,051	2,334
Institutional Class	78	243	436	996

Expense Example, No Redemption Neuberger Berman Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	911	1,174	1,925
Class C	190	588	1,051	2,334
Institutional Class	78	243	436	996

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-29.66	-31.23	30.57	16.22	13.38	14.59	21.82	-40.73	29.75	28.25
Best quarter: Q4 ’01, 22.91% Worst quarter: Q3 ’01, -30.09% Year-to-date performance as of 9/30/2011: -6.45%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Mid Cap Growth Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	28.25%	6.61%	1.37%
Institutional Class After Taxes on Distributions	[1]	28.25%	6.61%	1.36%
Institutional Class After Taxes on Distributions and Sales	[1]	18.36%	5.72%	1.17%
Class A	[1]	20.47%	5.07%	0.64%
Class C	[1]	25.88%	6.06%	1.11%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	26.38%	4.88%	3.12%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[1]	25.48%	4.66%	6.54%
[1]	For Institutional Class, the performance prior to 4/19/2007 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 5/27/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Mid Cap Growth Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Mid Cap Growth Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Mid Cap Growth Fund Class R3
Management fees		0.79%
Distribution (12b-1) fees		0.50%
Other expenses		0.21%
Acquired fund fees and expenses		0.01%
Total annual operating expenses		1.51%
Fee waiver and/or expense reimbursement		0.14%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.37%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.36% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Class R3 will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.36% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Mid Cap Growth Fund Class R3	139	434	782	1,764

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-29.66	-31.23	30.57	16.22	13.38	14.59	21.59	-40.98	29.01	27.48
Best quarter: Q4 ’01, 22.91% Worst quarter: Q3 ’01, -30.09% Year-to-date performance as of 9/30/2011: -6.89%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Mid Cap Growth Fund		1 Year	5 Years	10 Years
Class R3	[1]	27.48%	6.22%	1.19%
Class R3 After Taxes on Distributions	[1]	27.48%	6.22%	1.18%
Class R3 After Taxes on Distributions and Sales	[1]	17.86%	5.38%	1.01%
Class R3 Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	26.38%	4.88%	3.12%
Class R3 Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[1]	25.48%	4.66%	6.54%
[1]	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3 its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Mid Cap Growth Fund | Advisor Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Mid Cap Growth Fund Advisor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Mid Cap Growth Fund Advisor Class
Management fees		0.93%
Distribution (12b-1) fees		0.25%
Other expenses	[1]	0.32%
Acquired fund fees and expenses		0.01%
Total annual operating expenses		1.51%
[1]	The Fund has agreed that Advisor Class will repay Neuberger Berman Management LLC (NBM) for fees and expenses foregone or reimbursed for that class provided that repayment does not cause annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense. "Other expenses" shown above include the following repayment: Advisor Class - 0.16%.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Mid Cap Growth Fund Advisor Class	154	477	824	1,802

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-30.16	-31.39	29.96	15.37	12.87	14.11	20.89	-41.27	28.84	27.27
Best quarter: Q4 ’01, 22.54% Worst quarter: Q3 ’01, -30.13% Year-to-date performance as of 9/30/2011: -6.96%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Mid Cap Growth Fund		1 Year	5 Years	10 Years
Advisor Class	[1]	27.27%	5.85%	0.75%
Advisor Class After Taxes on Distributions	[1]	27.27%	5.85%	0.73%
Advisor Class After Taxes on Distributions and Sales	[1]	17.73%	5.05%	0.63%
Advisor Class Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	26.38%	4.88%	3.12%
Advisor Class Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[1]	25.48%	4.66%	6.54%
[1]	Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Mid Cap Growth Fund | Investor Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Mid Cap Growth Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Mid Cap Growth Fund Investor Class
Management fees	0.79%
Distribution (12b-1) fees	none
Other expenses	0.23%
Aquired fund fees and expenses	0.01%
Total annual operating expenses	1.03%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Mid Cap Growth Fund Investor Class	105	328	569	1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-29.66	-31.23	30.57	16.22	13.38	14.59	21.59	-40.98	29.17	27.84
Best quarter: Q4 ’01, 22.91% Worst quarter: Q3 ’01, -30.09% Year-to-date performance as of 9/30/2011: -6.54%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Mid Cap Growth Fund		1 Year	5 Years	10 Years
Investor Class	[1]	27.84%	6.31%	1.23%
Investor Class After Taxes on Distributions	[1]	27.84%	6.31%	1.22%
Investor Class After Taxes on Distributions and Sales	[1]	18.09%	5.46%	1.05%
Investor Class Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	26.38%	4.88%	3.12%
Investor Class Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[1]	25.48%	4.66%	6.54%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Mid Cap Growth Fund | Trust Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Mid Cap Growth Fund Trust Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Mid Cap Growth Fund Trust Class
Management fees	0.93%
Distribution (12b-1) fees	none
Other expenses	0.14%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.08%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Mid Cap Growth Fund Trust Class	110	343	595	1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-29.68	-31.23	30.55	16.03	13.07	14.20	21.26	-41.14	29.08	27.79

Best quarter: Q4 ’01, 22.79% Worst quarter: Q3 ’01, -30.10% Year-to-date performance as of 9/30/2011: -6.63%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Mid Cap Growth Fund		1 Year	5 Years	10 Years
Trust Class	[1]	27.79%	6.10%	1.08%
Trust Class After Taxes on Distributions	[1]	27.79%	6.10%	1.07%
Trust Class After Taxes on Distributions and Sales	[1]	18.06%	5.27%	0.92%
Trust Class Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	26.38%	4.88%	3.12%
Trust Class Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[1]	25.48%	4.66%	6.54%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Multi-Cap Opportunities Fund
RISK/RETURN
GOAL
The Fund seeks long-term total return.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Multi-Cap Opportunities Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Multi-Cap Opportunities Fund		Class A	Class C	Institutional Class
Management fees		0.86%	0.86%	0.75%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		0.59%	0.58%	0.47%
Total annual operating expenses		1.70%	2.44%	1.22%
Fee waiver and/or expense reimbursement		0.33%	0.31%	0.20%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.37%	2.13%	1.02%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.36%, 2.11% and 1.00% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.36%, 2.11% and 1.00% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Multi-Cap Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	984	1,352	2,385
Class C	316	667	1,212	2,701
Institutional Class	104	325	609	1,421

Expense Example, No Redemption Neuberger Berman Multi-Cap Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	984	1,352	2,385
Class C	216	667	1,212	2,701
Institutional Class	104	325	609	1,421

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies that are selected using a fundamental, bottom-up research approach. The Fund may hold stocks of companies of any market capitalization and in any sector. Under normal market conditions, the Fund typically will hold a limited number of stocks.

The Portfolio Manager performs both quantitative and qualitative analysis in an effort to identify companies that he believes have the potential to increase in value. This potential may be realized in many ways, some of which include: free cash flow generation, product or process enhancements, margin increases, and improved capital structure management. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their financial condition, industry position, market opportunities, senior management teams and any special situations as well as any relevant economic, political and regulatory factors.

The Portfolio Manager employs disciplined valuation criteria and dynamic price limits to determine when to buy or sell a stock. The valuation criteria and price limits will change over time as a result of changes in company-specific, industry and market factors.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Special Situations Risk. Companies that are considered “special situations” include, among other things: companies that have unrecognized recovery prospects or new management teams; companies involved in restructurings or spin-offs; companies emerging from bankruptcy; companies making initial public offerings that trade below their initial offering prices; and companies with a break-up value above their market price. Special situations carry the risk that certain of such situations may not happen or the market may react differently than expected to such situations, in which case the Fund may experience losses. Certain special situations carry additional risks and the securities of such companies may be more likely to lose value than the securities of more financially stable companies.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Because the Fund had a lower management fee and a different strategy, which included investing only in stocks rated “Buy” by Neuberger Berman research analysts, prior to December 14, 2009, its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
						7.28	-35.97	27.81	13.72
Best quarter: Q2 ’09, 15.22% Worst quarter: Q4 ’08, -23.02% Year-to-date performance as of 9/30/2011: -9.28

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Multi-Cap Opportunities Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	13.72%	1.18%	Nov. 02, 2006
Institutional Class After Taxes on Distributions	[1]	13.63%	0.77%
Institutional Class After Taxes on Distributions and Sales	[1]	9.04%	0.90%
Class A	[1]	6.80%	(0.33%)	Nov. 02, 2006
Class C	[1]	11.50%	0.92%	Nov. 02, 2006
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	0.16%	Nov. 02, 2006
[1]	For each class, the performance prior to 12/21/2009 is that of the Fund's Trust Class. On 12/21/2009, Trust Class shares of the Fund converted into Institutional Class shares of the Fund. Because Trust Class had lower expenses than Class A and Class C and had higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Partners Fund
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Partners Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Partners Fund		Class A	Class C	Institutional Class
Management fees		0.73%	0.73%	0.62%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		0.31%	2.88%	0.07%
Total annual operating expenses		1.29%	4.61%	0.69%
Fee waiver and/or expense reimbursement		0.18%	2.75%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.11%	1.86%	0.69%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.70% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.70% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Partners Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,190	1,995
Class C	289	585	1,600	4,174
Institutional Class	70	221	384	859

Expense Example, No Redemption Neuberger Berman Partners Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,190	1,995
Class C	189	585	1,600	4,174
Institutional Class	70	221	384	859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for what he believes to be well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include: historical low valuation; strong fundamentals, such as a company’s financial, operational, and competitive positions; and relatively high operating profit margins and returns. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-3.02	-24.82	35.87	19.21	17.99	13.30	10.24	-51.88	56.34	15.57
Best quarter: Q2 ’09, 28.30% Worst quarter: Q4 ’08, -32.74% Year-to-date performance as of 9/30/2011: -19.91%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Partners Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	15.57%	1.66%	4.23%
Institutional Class After Taxes on Distributions	[1]	15.52%	1.37%	3.92%
Institutional Class After Taxes on Distributions and Sales	[1]	10.19%	1.39%	3.62%
Class A	[1]	8.66%	0.30%	3.53%
Class C	[1]	13.76%	1.40%	4.09%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	15.51%	1.28%	3.26%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	For Institutional Class, the performance prior to 6/7/2006 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 6/21/2010 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Partners Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Partners Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Partners Fund Class R3
Management fees		0.73%
Distribution (12b-1) fees		0.50%
Other expenses		4.84%
Total annual operating expenses		6.07%
Fee waiver and/or expense reimbursement		4.71%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.36%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.36% of average net assets. This undertaking lasts until 8/31/ 2015. The Fund has agreed that Class R3 will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.36% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Partners Fund Class R3	138	431	1,768	4,987

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for what he believes to be well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include: historical low valuation; strong fundamentals, such as a company’s financial, operational, and competitive positions; and relatively high operating profit margins and returns. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-3.02	-24.82	35.87	19.21	17.99	13.19	10.10	-51.98	56.10	15.07
Best quarter: Q2 ’09, 28.23% Worst quarter: Q4 ’08, -32.80% Year-to-date performance as of 9/30/2011: -20.31%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Partners Fund		1 Year	5 Years	10 Years
Class R3	[1]	15.07%	1.45%	4.12%
Class R3 After Taxes on Distributions	[1]	15.01%	1.16%	3.81%
Class R3 After Taxes on Distributions and Sales	[1]	9.87%	1.22%	3.53%
Class R3 Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	15.51%	1.28%	3.26%
Class R3 S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	The above performance is that of the Fund's Investor Class prior to 6/21/2010. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Partners Fund | Advisor Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Partners Fund Advisor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Partners Fund Advisor Class
Management fees	0.87%
Distribution (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	1.19%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Partners Fund Advisor Class	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for what he believes to be well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include: historical low valuation; strong fundamentals, such as a company’s financial, operational, and competitive positions; and relatively high operating profit margins and returns. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-3.48	-25.07	35.38	18.67	17.60	12.84	9.71	-52.13	55.53	15.00
Best quarter: Q2 ’09, 28.19% Worst quarter: Q4 ’08, -32.84% Year-to-date performance as of 9/30/2011: -20.22%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Partners Fund		1 Year	5 Years	10 Years
Advisor Class	[1]	15.00%	1.17%	3.77%
Advisor Class After Taxes on Distributions	[1]	15.00%	0.90%	3.52%
Advisor Class After Taxes on Distributions and Sales	[1]	9.75%	0.98%	3.25%
Advisor Class Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	15.51%	1.28%	3.26%
Advisor Class S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Partners Fund | Investor Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Partners Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Partners Fund Investor Class
Management fees	0.73%
Distribution (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.85%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Partners Fund Investor Class	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for what he believes to be well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include: historical low valuation; strong fundamentals, such as a company’s financial, operational, and competitive positions; and relatively high operating profit margins and returns. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-3.02	-24.82	35.87	19.21	17.99	13.19	10.10	-51.98	56.10	15.40
Best quarter: Q2 ’09, 28.23% Worst quarter: Q4 ’08, -32.80% Year-to-date performance as of 9/30/2011: -20.03%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Partners Fund		1 Year	5 Years	10 Years
Investor Class	[1]	15.40%	1.51%	4.15%
Investor Class After Taxes on Distributions	[1]	15.38%	1.23%	3.85%
Investor Class After Taxes on Distributions and Sales	[1]	10.04%	1.27%	3.56%
Investor Class Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	15.51%	1.28%	3.26%
Investor Class S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Partners Fund | Trust Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Partners Fund Trust Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Partners Fund Trust Class
Management fees	0.87%
Distribution (12b-1) fees	0.10%
Other expenses	0.07%
Total annual operating expenses	1.04%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Partners Fund Trust Class	106	331	574	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for what he believes to be well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include: historical low valuation; strong fundamentals, such as a company’s financial, operational, and competitive positions; and relatively high operating profit margins and returns. The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-3.25	-24.91	35.66	19.02	17.81	13.04	9.84	-52.06	55.85	15.20

Best quarter: Q2 ’09, 28.25% Worst quarter: Q4 ’08, -32.84% Year-to-date performance as of 9/30/2011: -20.13%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Partners Fund		1 Year	5 Years	10 Years
Trust Class	[1]	15.20%	1.34%	3.98%
Trust Class After Taxes on Distributions	[1]	15.19%	1.06%	3.70%
Trust Class After Taxes on Distributions and Sales	[1]	9.88%	1.12%	3.42%
Trust Class Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	15.51%	1.28%	3.26%
Trust Class S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Real Estate Fund
RISK/RETURN
GOAL
The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Real Estate Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Real Estate Fund		Class A	Class C	Institutional Class
Management fees		1.06%	1.06%	0.95%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		0.29%	0.31%	0.21%
Total annual operating expenses		1.60%	2.37%	1.16%
Fee waiver and/or expense reimbursement		0.39%	0.41%	0.31%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.21%	1.96%	0.85%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. The Class A and Class C undertakings last until 8/31/2015, and the Institutional Class undertaking lasts until 8/31/2022. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	937	1,286	2,267
Class C	299	615	1,148	2,606
Institutional Class	87	271	471	1,049

Expense Example, No Redemption Neuberger Berman Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	937	1,286	2,267
Class C	199	615	1,148	2,606
Institutional Class	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Standard & Poor’s (S&P) or Moody’s Investor Service (Moody’s) (or comparably rated by at least one independent credit rating agency) or, if unrated, deemed by the Portfolio Managers to be of comparable quality. The Fund does not normally continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may also invest up to 15% of its net assets in illiquid securities.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care.

Some of the REIT and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses.

Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of debt securities can decline when interest rates rise. In general, the longer the maturity of a debt security, the greater the effect a change in interest rates could have on the security’s price. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments.

Credit Risk. A downgrade or default affecting any of the Fund’s debt securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
		39.96	31.68	13.08	37.83	-14.74	-31.64	28.50	31.15
Best quarter: Q2 ’09, 33.18% Worst quarter: Q1 ’09, -32.69% Year-to-date performance as of 9/30/2011: -6.45%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Real Estate Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class	[1]	31.15%	6.24%	12.64%	May 01, 2002
Institutional Class After Taxes on Distributions	[1]	30.45%	4.50%	10.08%
Institutional Class After Taxes on Distributions and Sales	[1]	20.44%	4.77%	10.00%
Class A	[1]	23.34%	4.86%	11.79%	May 01, 2002
Class C	[1]	29.41%	6.03%	12.51%	May 01, 2002
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	[1]	27.95%	3.03%	9.71%	May 01, 2002
[1]	For Institutional Class, the performance prior to 6/4/2008 is that of the Fund's Trust Class. For Class A and Class C, the performance prior to 6/21/2010 is that of the Fund's Trust Class. Because Trust Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Real Estate Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Real Estate Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Real Estate Fund Class R3
Management fees		1.06%
Distribution (12b-1) fees		0.50%
Other expenses		1.25%
Total annual operating expenses		2.81%
Fee waiver and/or expense reimbursement		1.35%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.46%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.46% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Class R3 will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.46% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Real Estate Fund Class R3	149	462	1,099	2,819

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Standard & Poor’s (S&P) or Moody’s Investor Service (Moody’s) (or comparably rated by at least one independent credit rating agency) or, if unrated, deemed by the Portfolio Managers to be of comparable quality. The Fund does not normally continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may also invest up to 15% of its net assets in illiquid securities.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care.

Some of the REIT and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses.

Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of debt securities can decline when interest rates rise. In general, the longer the maturity of a debt security, the greater the effect a change in interest rates could have on the security’s price. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments.

Credit Risk. A downgrade or default affecting any of the Fund’s debt securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
		39.96	31.68	13.08	37.83	-14.74	-31.79	28.22	30.68
Best quarter: Q2 ’09, 33.20% Worst quarter: Q1 ’09, -32.76% Year-to-date performance as of 9/30/2011: -6.94%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Real Estate Fund		1 Year	5 Years	Since Inception	Inception Date
Class R3	[1]	30.68%	6.08%	12.53%	May 01, 2002
Class R3 After Taxes on Distributions	[1]	30.15%	4.37%	10.00%
Class R3 After Taxes on Distributions and Sales	[1]	20.09%	4.64%	9.93%
Class R3 FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	[1]	27.95%	3.03%	9.71%	May 01, 2002
[1]	The above performance is that of the Fund's Trust Class prior to 6/21/2010. Because Trust Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Real Estate Fund | Trust Class
RISK/RETURN
GOAL
The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment))
Shareholder Fees (USD $)	Neuberger Berman Real Estate Fund Trust Class
Shareholder Fees (fees paid directly from your investment))	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Real Estate Fund Trust Class
Management fees		1.20%
Distribution (12b-1) fees		0.10%
Other expenses		0.25%
Total annual operating expenses		1.55%
Fee waiver and/or expense reimbursement		0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.50%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Trust Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.50% of average net assets. This undertaking lasts until 8/31/2022. The Fund has agreed that Trust Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Real Estate Fund Trust Class	153	474	818	1,791

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Standard & Poor’s (S&P) or Moody’s Investor Service (Moody’s) (or comparably rated by at least one independent credit rating agency) or, if unrated, deemed by the Portfolio Managers to be of comparable quality. The Fund does not normally continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions. The Fund may also invest up to 15% of its net assets in illiquid securities.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care.

Some of the REIT and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, retail, hotels, offices, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses.

Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time.

Interest Rate Risk. The value of debt securities can decline when interest rates rise. In general, the longer the maturity of a debt security, the greater the effect a change in interest rates could have on the security’s price. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments.

Credit Risk. A downgrade or default affecting any of the Fund’s debt securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Recent Market Conditions.  The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
		39.96	31.68	13.08	37.83	-14.74	-31.79	28.22	31.04
Best quarter: Q2 ’09, 33.20% Worst quarter: Q1 ’09, -32.76% Year-to-date performance as of 9/30/2011: -6.57%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Real Estate Fund		1 Year	5 Years	Since Inception	Inception Date
Trust Class	[1]	31.04%	6.13%	12.57%	May 01, 2002
Trust Class After Taxes on Distributions	[1]	30.38%	4.41%	10.02%
Trust Class After Taxes on Distributions and Sales	[1]	20.35%	4.68%	9.95%
Trust Class FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	[1]	27.95%	3.03%	9.71%	May 01, 2002
[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Regency Fund
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Regency Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Regency Fund		Class A	Class C	Institutional Class
Management fees		0.81%	0.81%	0.70%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		0.86%	2.16%	0.46%
Total annual operating expenses		1.92%	3.97%	1.16%
Fee waiver and/or expense reimbursement		0.70%	2.00%	0.29%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.22%	1.97%	0.87%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Regency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	692	940	1,357	2,517
Class C	300	618	1,496	3,769
Institutional Class	89	278	550	1,327

Expense Example, No Redemption Neuberger Berman Regency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	692	940	1,357	2,517
Class C	200	618	1,496	3,769
Institutional Class	89	278	550	1,327

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager looks for what he believes to be undervalued companies with high-quality businesses. Factors in identifying these firms may include: historical low valuation; above-average returns on invested capital; and solid balance sheets. This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-2.34	-11.69	35.88	22.34	12.42	11.55	5.09	-47.19	48.02	26.72
Best quarter: Q3 ’09, 25.73% Worst quarter: Q4 ’08, -28.29% Year-to-date performance as of 9/30/2011: -18.14%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Regency Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	26.72%	3.04%	6.47%
Institutional Class After Taxes on Distributions	[1]	26.64%	2.43%	5.54%
Institutional Class After Taxes on Distributions and Sales	[1]	17.46%	2.50%	5.33%
Class A	[1]	19.18%	1.78%	5.82%
Class C	[1]	25.00%	2.92%	6.41%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	[1]	24.75%	4.08%	8.07%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[1]	25.48%	4.66%	6.54%
[1]	For Institutional Class, the performance prior to 3/8/2010 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 6/21/2010 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Regency Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Regency Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Regency Fund Class R3
Management fees		0.81%
Distribution (12b-1) fees		0.50%
Other expenses		4.76%
Total annual operating expenses		6.07%
Fee waiver and/or expense reimbursement		4.60%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.47%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.46% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Class R3 will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.46% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Regency Fund Class R3	150	465	1,798	5,007

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager looks for what he believes to be undervalued companies with high-quality businesses. Factors in identifying these firms may include: historical low valuation; above-average returns on invested capital; and solid balance sheets. This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-2.34	-11.69	35.88	22.34	12.42	11.55	5.09	-47.19	48.02	26.28
Best quarter: Q3 ’09, 25.73% Worst quarter: Q4 ’08, -28.29% Year-to-date performance as of 9/30/2011: -18.61%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Regency Fund		1 Year	5 Years	10 Years
Class R3	[1]	26.28%	2.97%	6.43%
Class R3 After Taxes on Distributions	[1]	26.28%	2.37%	5.51%
Class R3 After Taxes on Distributions and Sales	[1]	17.08%	2.44%	5.29%
Class R3 Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	[1]	24.75%	4.08%	8.07%
Class R3 Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[1]	25.48%	4.66%	6.54%
[1]	The above performance is that of the Fund's Investor Class prior to 6/21/2010. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Regency Fund | Investor Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Regency Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Regency Fund Investor Class
Management fees	0.81%
Distribution (12b-1) fees	none
Other expenses	0.53%
Total annual operating expenses	1.34%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Regency Fund Investor Class	136	425	734	1,613

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager looks for what he believes to be undervalued companies with high-quality businesses. Factors in identifying these firms may include: historical low valuation; above-average returns on invested capital; and solid balance sheets. This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-2.34	-11.69	35.88	22.34	12.42	11.55	5.09	-47.19	48.02	26.36
Best quarter: Q3 ’09, 25.73% Worst quarter: Q4 ’08, -28.29% Year-to-date performance as of 9/30/2011: -18.46%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Regency Fund		1 Year	5 Years	10 Years
Investor Class	[1]	26.36%	2.98%	6.44%
Investor Class After Taxes on Distributions	[1]	26.33%	2.38%	5.51%
Investor Class After Taxes on Distributions and Sales	[1]	17.16%	2.45%	5.30%
Investor Class Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	[1]	24.75%	4.08%	8.07%
Investor Class Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[1]	25.48%	4.66%	6.54%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Regency Fund | Trust Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Regency Fund Trust Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Regency Fund Trust Class
Management fees		0.95%
Distribution (12b-1) fees		0.10%
Other expenses		0.50%
Total annual operating expenses		1.55%
Fee waiver and/or expense reimbursement		0.29%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.26%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Trust Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.25% of average net assets. This undertaking lasts until 8/31/2022. The Fund has agreed that Trust Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Regency Fund Trust Class	128	400	692	1,523

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index at the time of purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager looks for what he believes to be undervalued companies with high-quality businesses. Factors in identifying these firms may include: historical low valuation; above-average returns on invested capital; and solid balance sheets. This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors or industries that he believes are undervalued relative to their historical valuations.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Mid-Cap Stock Risk. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-2.31	-11.69	35.91	22.20	12.34	11.39	4.90	-47.20	48.24	26.20
Best quarter: Q3 ’09, 25.77% Worst quarter: Q4 ’08, -28.23% Year-to-date performance as of 9/30/2011: -18.39%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Regency Fund		1 Year	5 Years	10 Years
Trust Class	[1]	26.20%	2.91%	6.39%
Trust Class After Taxes on Distributions	[1]	26.18%	2.31%	5.46%
Trust Class After Taxes on Distributions and Sales	[1]	17.05%	2.39%	5.25%
Trust Class Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	[1]	24.75%	4.08%	8.07%
Trust Class Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[1]	25.48%	4.66%	6.54%
[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Select Equities Fund
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Select Equities Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of orginal purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Select Equities Fund		Class A	Class C	Institutional Class
Management fees		0.81%	0.81%	0.70%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		0.51%	0.49%	0.46%
Acquired fund fees and expenses		0.02%	0.02%	0.02%
Total annual operating expenses		1.59%	2.32%	1.18%
Fee waiver and/or expense reimbursement		0.37%	0.35%	0.41%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.22%	1.97%	0.77%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.20%, 1.95% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.20%, 1.95% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Select Equities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	692	940	1,286	2,262
Class C	300	618	1,139	2,570
Institutional Class	79	246	524	1,316

Expense Example, No Redemption Neuberger Berman Select Equities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	692	940	1,286	2,262
Class C	200	618	1,139	2,570
Institutional Class	79	246	524	1,316

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of companies with a market capitalization greater than $7.5 billion at the time of purchase.

The Fund seeks to reduce risk by investing in multiple sectors and industries.

The Portfolio Managers use systematic, sequential research in identifying potential investments, relying, where possible, on first hand knowledge of the companies in which the Fund is investing. Investment selection begins with an evaluation of U.S. and foreign economic trends before the Portfolio Managers narrow their focus to particular industries that they believe have the best growth potential. From there the Portfolio Managers seek companies within those industries with: solid growth dynamics; sustainable competitive advantages; strong financial metrics; long-term free cash flow generation; shareholder focus; and insider ownership. The Portfolio Managers’ investment horizon typically ranges from two to five years.

The Portfolio Managers consider a wide range of companies within each industry and typically screen out companies under $7.5 billion in total market capitalization; however, the Fund may invest in companies of any market capitalization.

The Fund typically will hold a limited number of stocks. Each stock at the time of purchase generally will not account for a significant percentage of the Fund’s total assets; however, this may change with subsequent changes in the market value of the Fund’s holdings.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the Fund is considered non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
							-28.22	21.06	10.24
Best quarter: Q3 ’09, 12.08% Worst quarter: Q3 ’08, -12.49% Year-to-date performance as of 9/30/2011: -7.16%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Select Equities Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	10.24%	(1.08%)	Dec. 20, 2007
Institutional Class After Taxes on Distributions	[1]	9.65%	(1.50%)
Institutional Class After Taxes on Distributions and Sales	[1]	7.42%	(1.04%)
Class A	[1]	3.56%	(3.23%)	Dec. 20, 2007
Class C	[1]	7.92%	(2.10%)	Dec. 20, 2007
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	(2.46%)	Dec. 20, 2007
[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fee during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Small Cap Growth Fund
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Small Cap Growth Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Small Cap Growth Fund		Class A	Class C	Institutional Class
Management fees		1.11%	1.11%	1.00%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		0.42%	0.41%	0.26%
Total annual operating expenses		1.78%	2.52%	1.26%
Fee waiver and/or expenses reimbursement		0.52%	0.51%	0.36%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.26%	2.01%	0.90%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.26%, 2.01% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.26%, 2.01% and 0.90% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	696	952	1,338	2,420
Class C	304	630	1,195	2,733
Institutional Class	92	287	582	1,422

Expense Example, No Redemption Neuberger Berman Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	696	952	1,338	2,420
Class C	204	630	1,195	2,733
Institutional Class	92	287	582	1,422

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-14.47	-44.46	33.26	16.20	15.22	7.98	26.41	-42.07	23.49	20.50
Best quarter: Q4 ’01, 28.91% Worst quarter: Q3 ’01, -27.89% Year-to-date performance as of 9/30/2011: -10.28%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Small Cap Growth Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	20.50%	3.31%	(0.03%)
Institutional Class After Taxes on Distributions	[1]	20.50%	3.31%	(0.03%)
Institutional Class After Taxes on Distributions and Sales	[1]	13.32%	2.84%	(0.02%)
Class A	[1]	13.15%	1.87%	(0.72%)
Class C	[1]	18.18%	2.84%	(0.25%)
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	29.09%	5.30%	3.78%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	26.85%	4.47%	6.33%
[1]	For Institutional Class, the performance prior to 4/1/2008 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 5/27/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Small Cap Growth Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Small Cap Growth Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Small Cap Growth Fund Class R3
Management fees		1.11%
Distribution (12b-1) fees		0.50%
Other expenses		0.45%
Total annual operating expenses		2.06%
Fee waiver and/or expense reimbursement		0.55%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.51%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.51% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Class R3 will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.51% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Small Cap Growth Fund Class R3	154	477	947	2,249

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-14.47	-44.46	33.26	16.20	15.22	7.98	26.41	-42.26	22.80	19.78
Best quarter: Q4 ’01, 28.91% Worst quarter: Q3 ’01, -27.89% Year-to-date performance as of 9/30/2011: -10.65%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Small Cap Growth Fund		1 Year	5 Years	10 Years
Class R3	[1]	19.78%	3.00%	(0.18%)
Class R3 After Taxes on Distributions	[1]	19.78%	3.00%	(0.18%)
Class R3 After Taxes on Distributions and Sales	[1]	12.86%	2.57%	(0.15%)
Class R3 Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	29.09%	5.30%	3.78%
Class R3 Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	26.85%	4.47%	6.33%
[1]	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Small Cap Growth Fund | Advisor Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Small Cap Growth Fund Advisor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Small Cap Growth Fund Advisor Class
Management fees		1.25%
Distribution (12b-1) fees		0.25%
Other expenses		0.30%
Total annual operating expenses		1.80%
Fee waiver and/or expense reimbursement		0.20%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.60%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Advisor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.60% of average net assets. This undertaking lasts until 8/31/2022. The Fund has agreed that Advisor Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.60% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Small Cap Growth Fund Advisor Class	163	505	871	1,900

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses”.

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-14.47	-44.45	33.44	16.08	15.07	7.61	26.07	-42.47	22.68	19.69
Best quarter: Q4 ’01, 28.91% Worst quarter: Q3 ’01, -27.89% Year-to-date performance as of 9/30/2011: -10.73%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Small Cap Growth Fund		1 Year	5 Years	10 Years
Advisor Class	[1]	19.69%	2.76%	(0.30%)
Advisor Class After Taxes on Distributions	[1]	19.69%	2.76%	(0.30%)
Advisor Class After Taxes on Distributions and Sales	[1]	12.80%	2.37%	(0.25%)
Advisor Class Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	29.09%	5.30%	3.78%
Advisor Class Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	26.85%	4.47%	6.33%
[1]	Performance prior to 5/3/2002 is that of Small Cap Growth Fund Investor Class (formerly known as Millennium Fund Investor Class). Because Investor Class has moderately lower expenses, its performance typically would have been slightly better than that of the Advisor Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Small Cap Growth Fund | Investor Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Small Cap Growth Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Small Cap Growth Fund Investor Class
Management fees		1.11%
Distribution (12b-1) fees		none
Other expenses		0.38%
Total annual operating expenses		1.49%
Fee waiver and/or expense reimbursement		0.19%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.30%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Investor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.30% of average net assets. This undertaking lasts until 8/31/2022. The Fund has agreed that Investor Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.30% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Small Cap Growth Fund Investor Class	132	412	713	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-14.47	-44.46	33.26	16.20	15.22	7.98	26.41	-42.26	23.07	20.57
Best quarter: Q4 ’01, 28.91% Worst quarter: Q3 ’01, -27.89% Year-to-date performance as of 9/30/2011: -10.46%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Small Cap Growth Fund		1 Year	5 Years	10 Years
Investor Class	[1]	20.57%	3.18%	(0.09%)
Investor Class After Taxes on Distributions	[1]	20.57%	3.18%	(0.09%)
Investor Class After Taxes on Distributions and Sales	[1]	13.37%	2.73%	(0.08%)
Investor Class Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	29.09%	5.30%	3.78%
Investor Class Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	26.85%	4.47%	6.33%
[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Small Cap Growth Fund | Trust Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Small Cap Growth Fund Trust Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Small Cap Growth Fund Trust Class
Management fees		1.25%
Distribution (12b-1) fees		0.10%
Other expenses		0.32%
Total annual operating expenses		1.67%
Fee waiver and/or expense reimbursement		0.27%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.40%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Trust Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.40% of average net assets. This undertaking lasts until 8/31/2022. The Fund has agreed that Trust Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.40% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Small Cap Growth Fund Trust Class	143	443	766	1,680

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of initial purchase.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, he looks for what he believes to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Manager commits a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and an additional index. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-14.61	-44.50	33.26	16.14	15.26	7.84	26.27	-42.30	22.90	19.93
Best quarter: Q4 ’01, 28.86% Worst quarter: Q3 ’01, -27.95% Year-to-date performance as of 9/30/2011: -10.62%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Small Cap Growth Fund		1 Year	5 Years	10 Years
Trust Class	[1]	19.93%	2.98%	(0.21%)
Trust Class After Taxes on Distributions	[1]	19.93%	2.98%	(0.21%)
Trust Class After Taxes on Distributions and Sales	[1]	12.95%	2.55%	(0.18%)
Trust Class Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	29.09%	5.30%	3.78%
Trust Class Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	26.85%	4.47%	6.33%
[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Socially Responsive Fund
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 170 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Socially Responsive Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman Socially Responsive Fund		Class A	Class C	Institutional Class
Management fees		0.75%	0.75%	0.64%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.14%	0.14%	0.10%
Total annual operating expenses		1.14%	1.89%	0.74%
Fee waiver and/or expense reimbursement		0.02%	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	1.12%	1.87%	0.74%
[1]	"Other expenses" shown above include the following repayment: Institutional Class - 0.02%.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Socially Responsive Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	911	1,161	1,876
Class C	290	588	1,015	2,206
Institutional Class	76	237	411	918

Expense Example, No Redemption Neuberger Berman Socially Responsive Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	911	1,161	1,876
Class C	190	588	1,015	2,206
Institutional Class	76	237	411	918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its social policy. In practice, the Portfolio Managers’ current intention is to hold only equity securities selected in accordance with the Fund’s social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-2.57	-14.45	34.48	13.57	7.58	14.44	7.49	-38.69	30.83	23.06
Best quarter: Q2 ’09, 15.39% Worst quarter: Q4 ’08, -26.62% Year-to-date performance as of 9/30/2011: -12.17%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Socially Responsive Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	23.06%	3.96%	5.22%
Institutional Class After Taxes on Distributions	[1]	23.01%	3.71%	4.66%
Institutional Class After Taxes on Distributions and Sales	[1]	15.06%	3.37%	4.34%
Class A	[1]	15.53%	2.58%	4.52%
Class C	[1]	20.67%	3.55%	5.01%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	For Institutional Class, the performance prior to 11/28/2007 is that of the Fund's Investor Class. For Class A and Class C, the performance prior to 5/27/2009 is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class A and Class C and has higher expenses than Institutional Class, its performance typically would have been better than that of Class A and Class C and slightly lower than that of Institutional Class. Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Socially Responsive Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Socially Responsive Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Socially Responsive Fund Class R3
Management fees		0.75%
Distribution (12b-1) fees		0.50%
Other expenses	[1]	0.11%
Total annual operating expenses		1.36%
[1]	The Fund has agreed that Class R3 will repay Neuberger Berman Management LLC (NBM) for fees and expenses foregone or reimbursed for that class provided that repayment does not cause annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) to exceed 1.36% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense. "Other expenses" shown above include the following repayment: Class R3 - 0.01%.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Socially Responsive Fund Class R3	138	431	745	1,635

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its social policy. In practice, the Portfolio Managers’ current intention is to hold only equity securities selected in accordance with the Fund’s social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-2.57	-14.45	34.48	13.57	7.58	14.44	7.48	-38.77	30.23	22.38
Best quarter: Q2 ’09, 15.29% Worst quarter: Q4 ’08, -26.61% Year-to-date performance as of 9/30/2011: -12.59%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Socially Responsive Fund		1 Year	5 Years	10 Years
Class R3	[1]	22.38%	3.72%	5.10%
Class R3 After Taxes on Distributions	[1]	22.31%	3.48%	4.54%
Class R3 After Taxes on Distributions and Sales	[1]	14.65%	3.17%	4.24%
Class R3 S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	The above performance is that of the Fund's Investor Class prior to 5/27/2009. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower/higher if NBM had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Socially Responsive Fund | Investor Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Socially Responsive Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Socially Responsive Fund Investor Class
Management fees	0.75%
Distribution (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.90%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Socially Responsive Fund Investor Class	92	287	498	1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its social policy. In practice, the Portfolio Managers’ current intention is to hold only equity securities selected in accordance with the Fund’s social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-2.57	-14.45	34.48	13.57	7.58	14.44	7.48	-38.77	30.61	22.79
Best quarter: Q2 ’09, 15.32% Worst quarter: Q4 ’08, -26.61% Year-to-date performance as of 9/30/2011: -12.29%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Socially Responsive Fund		1 Year	5 Years	10 Years
Investor Class	[1]	22.79%	3.85%	5.16%
Investor Class After Taxes on Distributions	[1]	22.77%	3.62%	4.61%
Investor Class After Taxes on Distributions and Sales	[1]	14.84%	3.28%	4.29%
Investor Class S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Socially Responsive Fund | Trust Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Socially Responsive Fund Trust Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Socially Responsive Fund Trust Class
Management fees	0.89%
Distribution (12b-1) fees	0.10%
Other expenses	0.09%
Total annual operating expenses	1.08%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Socially Responsive Fund Trust Class	110	343	595	1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s social policy.

The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection, with a long term perspective. They look for solid balance sheets, strong management teams with a track record of success, good cash flow and the prospect for above-average earnings growth. They seek to purchase the stock of businesses that they believe to be well positioned and undervalued by the market. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in environmental concerns, and progressive workplace practices including diversity and community relations.

In addition, the Portfolio Managers typically look at a company’s record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. As a socially responsive fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its social policy. In practice, the Portfolio Managers’ current intention is to hold only equity securities selected in accordance with the Fund’s social investing policies. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Valuation Sensitive Investing. In addition to employing traditional value criteria – that is, looking for value among companies whose stock prices are below their historical average, based on earnings, cash flow, or other financial measures – the Portfolio Managers may buy a company’s shares if they look more fully priced based on Wall Street consensus estimates of earnings, but still inexpensive relative to their estimates. The Portfolio Managers look for these companies to rise in price as they outperform Wall Street’s expectations, because they believe some aspects of the business have not been fully appreciated or appropriately priced by other investors.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other mutual funds, which may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Social Investing Risk. The Fund’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well. In addition, undervalued stocks that do not meet the social criteria could outperform those that do.

Mid- and Large-Cap Stock Risk. Compared to smaller companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-2.91	-14.66	34.15	13.35	7.45	14.21	7.31	-38.90	30.34	22.56
Best quarter: Q2 ’09, 15.30% Worst quarter: Q4 ’08, -26.66% Year-to-date performance as of 9/30/2011: -12.38%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Socially Responsive Fund		1 Year	5 Years	10 Years
Trust Class	[1]	22.56%	3.65%	4.94%
Trust Class After Taxes on Distributions	[1]	22.53%	3.42%	4.43%
Trust Class After Taxes on Distributions and Sales	[1]	14.70%	3.11%	4.12%
Trust Class S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Genesis Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Genesis Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Genesis Fund Class R3
Management fees		0.92%
Distribution (12b-1) fees		0.50%
Other expenses	[1]	0.06%
Total annual operating expenses		1.48%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Genesis Fund Class R3	151	468	808	1,768

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
12.11	-2.96	31.70	18.76	16.37	7.31	21.89	-32.88	26.32	21.42
Best quarter: Q2 ’09, 16.30% Worst quarter: Q4 ’08, -26.55% Year-to-date performance as of 9/30/2011: -7.16%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Genesis Fund		1 Year	5 Years	10 Years
Class R3	[1]	21.42%	6.13%	10.31%
Class R3 After Taxes on Distributions	[1]	21.42%	5.16%	9.63%
Class R3 After Taxes on Distributions and Sales	[1]	13.92%	5.15%	9.06%
Class R3 Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	26.85%	4.47%	6.33%
[1]	The above performance is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Genesis Fund | Advisor Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Genesis Fund Advisor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Genesis Fund Advisor Class
Management fees	1.06%
Distribution (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	1.41%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Genesis Fund Advisor Class	144	446	771	1,691

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
11.75	-3.21	31.34	18.39	16.00	6.97	21.50	-33.01	25.88	21.04
Best quarter: Q2 ’09, 16.25% Worst quarter: Q4 ’08, -26.58% Year-to-date performance as of 9/30/2011: -7.39%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Genesis Fund		1 Year	5 Years	10 Years
Advisor Class	[1]	21.04%	5.82%	9.98%
Advisor Class After Taxes on Distributions	[1]	21.04%	4.88%	9.32%
Advisor Class After Taxes on Distributions and Sales	[1]	13.68%	4.89%	8.76%
Advisor Class Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	26.85%	4.47%	6.33%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman Genesis Fund | Institutional Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Genesis Fund Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman Genesis Fund Institutional Class
Management fees		0.81%
Distribution (12b-1) fees		none
Other expenses		0.08%
Total annual operating expenses		0.89%
Fee waiver and/or expense reimbursement		0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	0.88%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 0.85% of average net assets. This undertaking lasts until 8/31/2022. The Fund has agreed that Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Genesis Fund Institutional Class	90	281	488	1,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
12.39	-2.74	32.00	18.98	16.61	7.50	22.12	-32.67	26.54	21.72
Best quarter: Q2 ’09, 16.37% Worst quarter: Q4 ’08, -26.48% Year-to-date performance as of 9/30/2011: -7.03%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Genesis Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	21.72%	6.37%	10.55%
Institutional Class After Taxes on Distributions	[1]	21.72%	5.39%	9.86%
Institutional Class After Taxes on Distributions and Sales	[1]	14.12%	5.35%	9.28%
Institutional Class Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	26.85%	4.47%	6.33%
[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Genesis Fund | Investor Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Genesis Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment )
Annual Fund Operating Expenses	Neuberger Berman Genesis Fund Investor Class
Management fees	0.92%
Distribution (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	1.06%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Genesis Fund Investor Class	108	337	585	1,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
12.11	-2.96	31.70	18.76	16.37	7.31	21.89	-32.88	26.32	21.42
Best quarter: Q2 ’09, 16.30% Worst quarter: Q4 ’08, -26.55% Year-to-date performance as of 9/30/2011: -7.16%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Genesis Fund		1 Year	5 Years	10 Years
Investor Class	[1]	21.42%	6.13%	10.31%
Investor Class After Taxes on Distributions	[1]	21.42%	5.16%	9.63%
Investor Class After Taxes on Distributions and Sales	[1]	13.92%	5.15%	9.06%
Investor Class Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	26.85%	4.47%	6.33%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman Genesis Fund | Trust Class
RISK/RETURN
GOAL
The Fund seeks growth of capital.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman Genesis Fund Trust Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman Genesis Fund Trust Class
Management fees	1.06%
Distribution (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	1.14%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman Genesis Fund Trust Class	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has grown beyond $2 billion.

The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Small- and Mid-Cap Stock Risk. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. To the extent the Portfolio Managers commit a portion of the Fund’s assets to stocks of mid-cap companies, the Fund will be subject to their risks.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
12.08	-2.99	31.65	18.68	16.30	7.26	21.80	-32.85	26.25	21.38
Best quarter: Q2 ’09, 16.30% Worst quarter: Q4 ’08, -26.55% Year-to-date performance as of 9/30/2011: -7.22%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman Genesis Fund		1 Year	5 Years	10 Years
Trust Class	[1]	21.38%	6.09%	10.26%
Trust Class After Taxes on Distributions	[1]	21.38%	5.14%	9.59%
Trust Class After Taxes on Distributions and Sales	[1]	13.89%	5.13%	9.02%
Trust Class Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	26.85%	4.47%	6.33%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Neuberger Berman International Institutional Fund | Institutional Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman International Institutional Fund Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman International Institutional Fund Institutional Class
Management fees		1.00%
Distribution (12b-1) fees		none
Other expenses		0.23%
Total annual operating expenses		1.23%
Fee waiver and/or expense reimbursement		0.37%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	0.86%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 0.85% of average net assets. This undertaking lasts until 8/31/2022. The Fund has agreed that Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman International Institutional Fund Institutional Class	88	274	477	1,061

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
					23.22	3.85	-45.74	36.96	18.64
Best quarter: Q2 ’09, 23.76% Worst quarter: Q3 ’08, -23.47% Year-to-date performance as of 9/30/2011: -14.20%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman International Institutional Fund		1 Year	5 Years	Since Inception
Institutional Class	[1]	18.64%	2.44%	4.95%
Institutional Class After Taxes on Distributions	[1]	17.99%	1.13%	3.71%
Institutional Class After Taxes on Distributions and Sales	[1]	12.19%	1.67%	3.87%
Institutional Class MSCI EAFE Index (reflects no deduction for fees or expenses)	[1]	8.21%	2.94%	5.32%
[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman International Fund
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 15 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 126 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman International Fund		Class A	Class C
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none
Maximum contingent deferred sales charge ( as a % of the lower of original purchase price or current market value)	[1]	none	1.00%
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman International Fund		Class A	Class C
Management fees		1.10%	1.10%
Distribution (12b-1) fees		0.25%	1.00%
Other expenses		1.66%	6.11%
Total annual operating expenses		3.01%	8.21%
Fee waiver and/or expense reimbursement		1.32%	5.89%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.69%	2.32%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A and Class C so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.51% and 2.26% of average net assets, respectively. Each of these undertakings lasts until 8/31/2015. The Fund has agreed that each of Class A and Class C will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.51% and 2.26% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	737	1,077	1,715	3,425
Class C	335	724	2,445	6,287

Expense Example, No Redemption Neuberger Berman International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	737	1,077	1,715	3,425
Class C	235	724	2,445	6,287

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Class A. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Description of Index” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-18.01	-13.10	43.30	30.33	23.96	25.18	3.02	-45.74	35.77	17.73
Best quarter: Q2 ’09, 22.83% Worst quarter: Q3 ’08, -23.97% Year-to-date performance as of 9/30/2011: -13.74%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman International Fund		1 Year	5 Years	10 Years
Class A	[1]	10.96%	1.06%	5.69%
Class A After Taxes on Distributions	[1]	10.61%	(0.23%)	4.93%
Class A After Taxes on Distributions and Sales	[1]	7.21%	0.65%	4.85%
Class C	[1]	16.73%	2.27%	6.32%
MSCI EAFE Index (reflects no deduction for fees or expenses)	[1]	8.21%	2.94%	3.94%
[1]	For each class, the above performance is that of the Fund's Investor Class prior to 12/20/2010. Because Investor Class has lower expenses than Class A and Class C, its performance typically would have been better than that of Class A and Class C. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are shown for Class A shares only and after-tax returns for Class C shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman International Fund | Investor Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman International Fund Investor Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman International Fund Investor Class
Management fees		1.10%
Distribution (12b-1) fees		none
Other expenses		0.51%
Total annual operating expenses		1.61%
Fee waiver and/or expense reimbursement		0.16%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.45%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Investor Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.40% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Investor Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.40% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman International Fund Investor Class	148	459	828	1,868

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-18.01	-13.10	43.30	30.33	23.96	25.18	3.02	-45.74	35.77	17.74
Best quarter: Q2 ’09, 22.83% Worst quarter: Q3 ’08, -23.97% Year-to-date performance as of 9/30/2011: -13.73%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman International Fund		1 Year	5 Years	10 Years
Investor Class	[1]	17.74%	2.27%	6.32%
Investor Class After Taxes on Distributions	[1]	17.36%	0.96%	5.56%
Investor Class After Taxes on Distributions and Sales	[1]	11.62%	1.68%	5.42%
Investor Class MSCI EAFE Index (reflects no deduction for fees or expenses)	[1]	8.21%	2.94%	3.94%
[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman International Fund | Trust Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman International Fund Trust Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Neuberger Berman International Fund Trust Class
Management fees	1.24%
Distribution (12b-1) fees	none
Other expenses	0.46%
Total annual operating expenses	1.70%

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman International Fund Trust Class	173	536	923	2,009

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-17.87	-11.58	43.48	29.97	23.87	25.08	2.93	-45.79	35.57	17.64

Best quarter: Q2 ’09, 22.81% Worst quarter: Q3 ’08, -23.98% Year-to-date performance as of 9/30/2011: -13.80%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman International Fund		1 Year	5 Years	10 Years
Trust Class	[1]	17.64%	2.17%	6.44%
Trust Class After Taxes on Distributions	[1]	17.34%	0.94%	5.75%
Trust Class After Taxes on Distributions and Sales	[1]	11.54%	1.63%	5.57%
Trust Class MSCI EAFE Index (reflects no deduction for fees or expenses)	[1]	8.21%	2.94%	3.94%
[1]	Returns would have been lower if Neuberger Berman Management LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman International Fund | Institutional Class
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman International Fund Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman International Fund Institutional Class
Management fees		0.99%
Distribution (12b-1) fees		none
Other expenses	[1]	0.33%
Total annual operating expenses		1.32%
Fee waiver and/or expense reimbursement		0.17%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	1.15%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.15% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Institutional Class will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.15% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman International Fund Institutional Class	117	365	672	1,543

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Description of Index” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-18.01	-13.10	43.30	30.33	23.96	25.18	3.02	-45.74	35.77	17.74
Best quarter: Q2 ’09, 22.83% Worst quarter: Q3 ’08, -23.97% Year-to-date performance as of 9/30/2011: -13.73%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman International Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	17.74%	2.27%	6.32%
Institutional Class After Taxes on Distributions	[1]	17.36%	0.96%	5.56%
Institutional Class After Taxes on Distributions and Sales	[1]	11.62%	1.68%	5.42%
Institutional Class MSCI EAFE Index (reflects no deduction for fees or expenses)	[1]	8.21%	2.94%	3.94%
[1]	The above performance is that of the Fund's Investor Class. Because Investor Class has higher expenses than Institutional Class, its performance typically would have been slightly lower than that of Institutional Class. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Neuberger Berman International Fund | Class R3
RISK/RETURN
GOAL
The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Neuberger Berman International Fund Class R3
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Neuberger Berman International Fund Class R3
Management fees		1.10%
Distribution (12b-1) fees		0.50%
Other expenses	[1]	0.33%
Total annual operating expenses		1.93%
Fee waiver and/or expense reimbursement		0.17%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	1.76%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class R3 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) are limited to 1.76% of average net assets. This undertaking lasts until 8/31/2015. The Fund has agreed that Class R3 will repay NBM for fees and expenses forgone or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.76% of its average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Neuberger Berman International Fund Class R3	179	554	992	2,210

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests mainly in foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in international stock markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market or economic developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign and Emerging Market Risk. Foreign securities, including the securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Value Stock Risk. Value stocks may remain undervalued during a given period or may not ever realize their full value. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Description of Index” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-18.01	-13.10	43.30	30.33	23.96	25.18	3.02	-45.74	35.77	17.74

Best quarter: Q2 ’09, 22.83% Worst quarter: Q3 ’08, -23.97% Year-to-date performance as of 9/30/2011: -13.73%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/10*
Average Annual Total Returns Neuberger Berman International Fund		1 Year	5 Years	10 Years
Class R3	[1]	17.74%	2.27%	6.32%
Class R3 After Taxes on Distributions	[1]	17.36%	0.96%	5.56%
Class R3 After Taxes on Distributions and Sales	[1]	11.62%	1.68%	5.42%
Class R3 MSCI EAFE Index (reflects no deduction for fees or expenses)	[1]	8.21%	2.94%	3.94%
[1]	The above performance is that of the Fund's Investor Class. Because Investor Class has lower expenses than Class R3, its performance typically would have been better than that of Class R3. Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.